Registration Nos. 002-93131 811-04044

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_____________________________

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		
Post-Effective Amendment No. 54		☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No. 56 ☒
(Check appropriate box or boxes.)
PARNASSUS FUNDS
(Exact Name of Registrant as Specified in Charter)
1 Market Street
Suite 1600
San Francisco, California	94105
(Address of Principal Executive Offices)	(Zip Code)
(415) 778-0200
(Registrant's Telephone Number, including Area Code)
Benjamin E. Allen	Copy to:
Parnassus Investments	Peter D. Fetzer
1 Market Street	Foley & Lardner LLP
Suite 1600	777 East Wisconsin Avenue
San Francisco, California 94105	Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

☒immediately upon filing pursuant to paragraph (b)

on (date) pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a) (1)

on (date) pursuant to paragraph (a) (1)

75 days after filing pursuant to paragraph (a) (2)

on (date) pursuant to paragraph (a) (2) of Rule 485 If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment ("PEA") No. 54 to the Registration Statement of Parnassus Funds (the "Trust") on Form N-1A hereby incorporates Parts A, B and C from the Trust's PEA No. 53 on Form N-1A filed April 29, 2020 and effective May 1, 2020. This PEA No. 54 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 53 to the Trust's Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amended Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City and County of San Francisco and the State of California on the 1st day of May 2020.

PARNASSUS FUNDS (Registrant)

By: /s/ Benjamin E. Allen

Benjamin E. Allen, President

Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

	Principal Executive Officer	May 1, 2020
/s/ Benjamin E. Allen
Benjamin E. Allen
	Principal Financial and	May 1, 2020
/s/ Marc C. Mahon	Accounting Officer
Marc C. Mahon
	Trustee	May 1, 2020
/s/ Jerome L. Dodson
Jerome L. Dodson
Donald J. Boteler+	Trustee	*

Alecia A. DeCoudreaux+	Trustee	*

Kay Yun+	Trustee	*

+By: /s/ Benjamin E. Allen
Benjamin E. Allen
Attorney-in-Fact*

* Signature is affixed as of May 1, 2020. Power of attorney previously filed.

EXHIBIT INDEX
Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE